Schedule of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 1,355,978	$ 1,712,504	$ 1,494,632	$ 1,200,371	$ 1,152,015	$ 1,401,860	$ 1,205,017	$ 1,012,367	$ 5,763,485	$ 4,771,259	$ 4,030,347
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									3,046,520	2,510,162	2,226,856
All Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									$ 2,716,965	$ 2,261,097	$ 1,803,491